RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS	2 Months Ended	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
NOTE 3 – RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

During the period ended December 31, 2014, the Company has elected to early adopt Accounting Standards Update (“ASU”) No. 2014-10, Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements. The adoption of this ASU allows the Company to remove the inception to date information and all references to development stage.

NOTE 3 – RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

During the period ended December 31, 2014, the Company has elected to early adopt Accounting Standards Update (“ASU”) No. 2014-10, Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements. The adoption of this ASU allows the Company to remove the inception to date information and all references to development stage.